Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 413,000
Previously Paid Amount	0.00
Total Fee Amount	57.04
Total Offset Amount	0.00
Net Fee	57.04
Narrative - Max Aggregate Offering Price	$ 413,000
Final Prospectus	true